Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Income (Loss)
2025	$5,502,979	$(1,725,293)	$3,466,582	$(1,427,298)	$30.83	$(61,899,782)
2024	$475,239	$3,942,063	$286,636	$2,909,636	$295.83	$(17,523,629)
2023	$333,649	$(1,143,851)	$1,029,036	$311,223	$15.83	$(23,693,556)

(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Michael Mo, in the Summary Compensation Table of our Form 10-K for fiscal years 2025, 2024 and 2023.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Mo during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) the value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.

(3)	The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO, namely Messrs. Canter and Walker for 2025, 2024 and 2023.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our Other NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2025, 2024 and 2023, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, (iii) the value of equity awards issued and vested during the reported fiscal year, and (iv) reduced by the value of equity awards granted in prior years that were forfeited in subsequent years.

(5)	Assumes an investment of $100 for the period starting on January 1, 2023 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on Nasdaq, as applicable, on the following trading days were: (i) $9.60 on December 30, 2022; (ii) $1.52 on December 29, 2023; (iii) $28.40 on December 31, 2024; and (iv) $2.96 on December 31, 2025.

*	The above per share prices reflect the 1-for-8 reverse stock split of our common stock effected on June 23, 2025.

To calculate the amounts of compensation actually paid each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added (as applicable) to compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$5,502,979	$475,239	$333,649	$3,466,582	$286,636	$1,029,036
Less: Grant Date Fair Value of Equity Awards (1)	(4,960,000)	(103,043)	-	(3,100,000)	-	(823,000)
Less: Prior Year End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year	-	-	-	-	-	-
Add: Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of Year End	740,000	1,016,117	-	462,500	-	175,750
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested Equity at Year End	(1,192,500)	2,520,000	(1,136,250)	(1,768,875)	2,583,000	(56,813)
Add: Change in Fair Value of Equity Awards from End of Prior Year to the Vesting Date for Awards Granted in Prior Years that Vested During the Fiscal Year	(1,815,772)	33,750	(341,250)	(487,505)	40,000	(13,750)
Compensation Actually Paid	$(1,725,293)	$3,942,063	$(1,143,851)	$(1,427,298)	$2,909,636	$311,223

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For a discussion of the assumptions made in the valuation of grants, see Note 16 to the Consolidated Financial Statements included in our Form 10-K.

Named Executive Officers, Footnote	(1)The dollar amounts reported are the amounts of total compensation reported for our PEO, Michael Mo, in the Summary Compensation Table of our Form 10-K for fiscal years 2025, 2024 and 2023.(3)The dollar amounts reported are the average of the total compensation reported for our Other NEOs, other than our PEO, namely Messrs. Canter and Walker for 2025, 2024 and 2023.
PEO Total Compensation Amount	$ 5,502,979	$ 475,239	$ 333,649
PEO Actually Paid Compensation Amount	$ (1,725,293)	3,942,063	(1,143,851)
Adjustment To PEO Compensation, Footnote

To calculate the amounts of compensation actually paid each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added (as applicable) to compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$5,502,979	$475,239	$333,649	$3,466,582	$286,636	$1,029,036
Less: Grant Date Fair Value of Equity Awards (1)	(4,960,000)	(103,043)	-	(3,100,000)	-	(823,000)
Less: Prior Year End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year	-	-	-	-	-	-
Add: Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of Year End	740,000	1,016,117	-	462,500	-	175,750
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested Equity at Year End	(1,192,500)	2,520,000	(1,136,250)	(1,768,875)	2,583,000	(56,813)
Add: Change in Fair Value of Equity Awards from End of Prior Year to the Vesting Date for Awards Granted in Prior Years that Vested During the Fiscal Year	(1,815,772)	33,750	(341,250)	(487,505)	40,000	(13,750)
Compensation Actually Paid	$(1,725,293)	$3,942,063	$(1,143,851)	$(1,427,298)	$2,909,636	$311,223
(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 3,466,582	286,636	1,029,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,427,298)	2,909,636	311,223
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts of compensation actually paid each of the PEO and Other NEOs reported in the table above, the following amounts were deducted from and added (as applicable) to compensation as reported in the Summary Compensation Table:

	PEO			Other NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table Total	$5,502,979	$475,239	$333,649	$3,466,582	$286,636	$1,029,036
Less: Grant Date Fair Value of Equity Awards (1)	(4,960,000)	(103,043)	-	(3,100,000)	-	(823,000)
Less: Prior Year End Fair Value of Equity Awards Granted in Prior Years that Forfeited During the Fiscal Year	-	-	-	-	-	-
Add: Year End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested as of Year End	740,000	1,016,117	-	462,500	-	175,750
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested Equity at Year End	(1,192,500)	2,520,000	(1,136,250)	(1,768,875)	2,583,000	(56,813)
Add: Change in Fair Value of Equity Awards from End of Prior Year to the Vesting Date for Awards Granted in Prior Years that Vested During the Fiscal Year	(1,815,772)	33,750	(341,250)	(487,505)	40,000	(13,750)
Compensation Actually Paid	$(1,725,293)	$3,942,063	$(1,143,851)	$(1,427,298)	$2,909,636	$311,223
(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Total Shareholder Return Amount	$ 30.83	295.83	15.83
Net Income (Loss)	$ (61,899,782)	$ (17,523,629)	(23,693,556)
PEO Name	Michael Mo
Common Stock, Closing Price	$ 2.96	$ 28.4		$ 1.52	$ 9.6
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,960,000)	$ (103,043)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	740,000	1,016,117
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,192,500)	2,520,000	(1,136,250)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,815,772)	33,750	(341,250)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,100,000)		(823,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,500		175,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,768,875)	2,583,000	(56,813)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,505)	40,000	(13,750)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount